Cash and Short Term Deposits	6 Months Ended
Jun. 30, 2020
Cash at Banks [Abstract]
CASH AND SHORT TERM DEPOSITS

3. CASH AND SHORT TERM DEPOSITS

	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances*	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
Deposits with original maturities of over three months and less than one year**	145,034,321	119,753,220
	318,711,923	312,213,087

*	This item includes cash with an amount of USD 5,400,000 placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders' obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2019: USD Nil).

**	This item includes a deposit with an amount of USD 5,000,000 (31 December 2019: USD Nil) placed in favor of the Group as collateral against reinsurance arrangements.

The deposits are denominated in US Dollars and dollar pegged currencies and are held for varying periods between one month to one year depending on the immediate cash requirements of the Group.

For the purpose of the interim condensed consolidated statement of cash flows, cash and cash equivalents comprise the following at 30 June 2020 and 31 December 2019:

	30 June 2020	31 December 2019
	USD	USD

Cash and bank balances	160,742,490	167,767,393
Deposits with original maturities of three months or less	12,935,112	24,692,474
	173,677,602	192,459,867